Shareholder Report, Line Graph (Details) 74200004400_Franklin International Core Equity -IU- Fund_Single Class_TSR Annual {Class A} - USD ($)								12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Aug. 19, 2019	Jul. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name								Franklin International Core Equity (IU) Fund
Accumulated Value	$ 17,483	$ 15,477	$ 13,483	$ 11,680	$ 13,831	$ 10,558	$ 10,000	$ 22,151
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World ex-U.S. Index-NR
Accumulated Value	15,564	13,566	12,361	10,899	12,863	10,066	10,000	$ 19,995
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Index
Accumulated Value	$ 16,559	$ 14,609	$ 13,071	$ 11,132	$ 12,923	$ 9,876	$ 10,000	$ 20,685